Commitments and Contingencies (Details Narrative) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease expense	$ 284,021	$ 282,302
Reserve account	$ 975,000	$ 975,000